SCHEDULE OF COMPONENTS OF INCOME TAX PROVISION (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current
Deferred
Total income tax provision	$ (0)	$ (0)